Flow-through Share Premium Liability (Tables)	12 Months Ended
Dec. 31, 2020
September 22, 2017 [member]
Disclosure of flow-through share liability activity
	Flow-through funding and expenditures				Flow-through
	Québec	Nunavut	British Columbia	Total	premium liability
Balance at December 31, 2018	$-	$433	$737	$1,170	$317
Flow-through funds raised	-	1,900	-	1,900	557
Flow-through eligible expenditures	-	(2,309)	(737)	(3,046)	(867)
Balance at December 31, 2019	$-	$24	$-	$24	$7
Flow-through liability assumed	2,391	-	-	2,391	590
Flow-through funds raised	17,500	-	-	17,500	7,500
Flow-through eligible expenditures	(1,812)	(24)	-	(1,836)	(453)
Balance at December 31, 2020	$18,079	$-	$-	$18,079	$7,644